Puttable Preferred Shares and Share Capital - Schedule of Preferred Shares Outstanding (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Preferred shares, authorized		150,000,000	150,000,000
Shares Issued		33,272,706	32,872,706
Series A Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		315,000
Shares Issued		0
Dividend rate per annum		0.00%
Liquidation preference		$ 0	$ 0
Series B Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		260,000
Shares Issued		0
Dividend rate per annum		0.00%
Liquidation preference		$ 0	0
Series C Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		40,000,000
Shares Issued		0
Dividend rate per annum		0.00%
Liquidation preference		$ 0	0
Series D Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		20,000,000
Shares Issued		7,017,313
Dividend rate per annum		7.95%
Redemption by Company permitted on or after		Jan. 30, 2018
Liquidation preference		$ 175,433,000	125,772,000
Series E Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		15,000,000
Shares Issued		5,415,937
Dividend rate per annum		8.25%
Redemption by Company permitted on or after		Feb. 13, 2019
Liquidation preference		$ 135,398,000	135,398,000
Series F Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		20,000,000
Liquidation preference			140,000,000
Series G Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		15,000,000
Shares Issued		7,800,800
Dividend rate per annum		8.20%
Redemption by Company permitted on or after		Jun. 16, 2021
Liquidation preference		$ 195,020,000	195,020,000
Series H Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		15,000,000
Shares Issued		9,025,105
Dividend rate per annum		7.875%
Redemption by Company permitted on or after		Aug. 11, 2021
Liquidation preference		$ 225,628,000	225,628,000
Series I Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		6,000,000
Shares Issued	6,000,000	6,000,000
Dividend rate per annum	8.00%	8.00%
Redemption by Company permitted on or after		Oct. 30, 2023
Liquidation preference		$ 150,000,000	0
Series R Preferred Shares [Member]
Class Of Stock [Line Items]
Preferred shares, authorized		1,000,000
Shares Issued		0
Dividend rate per annum		0.00%
Liquidation preference		$ 0	$ 0